CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Net Sales	¥ 396,799	$ 62,266	¥ 336,755	¥ 335,620
Cost of sales	247,902	38,901	200,056	252,010
Gross profit	148,897	23,365	136,699	83,610
Operating expenses:
Selling expenses	20,706	3,249	17,483	13,721
Administrative expenses	33,424	5,245	59,865	46,794
Loss on assets held for sale	0	0	37,951	0
Total operating expenses	54,130	8,494	115,299	60,515
Operating income (loss)	94,767	14,871	21,400	23,095
Other income (expense):
- Interest income	5,128	805	2,145	1,106
- Interest expense	(5,054)	(793)	(8,490)	(8,892)
- Others income (expense), net	390	61	(1,560)	(1,621)
Total other income (expense)	464	73	(7,905)	(9,407)
Income (loss) before provision for income taxes	95,231	14,944	13,495	13,688
Income tax (expense) benefit	(6,018)	(944)	6,115	(2,325)
Net income (loss)	89,213	14,000	19,610	11,363
Net income (loss) attributable to noncontrolling interests	0	0	0	0
Net income (loss) attributable to the Company	89,213	14,000	19,610	11,363
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest	0	0	0	0
- Foreign currency translation adjustments attributable to the Company	0	0	0	0
Comprehensive income (loss) attributable to non-controlling interest	0	0	0	0
Comprehensive income (loss) attribute to the Company	¥ 89,213	$ 14,000	¥ 19,610	¥ 11,363
Earnings (loss) per share, basic | (per share)	¥ 27.32	$ 4.29	¥ 6.00	¥ 3.48
Earnings (loss) per share, diluted | (per share)	¥ 27.32	$ 4.29	¥ 6.00	¥ 3.48
Weighted average number of ordinary shares, basic	3,265,837	3,265,837	3,265,837	3,265,837
Weighted average number of ordinary shares, diluted	3,265,837	3,265,837	3,265,837	3,265,837